SHARE BASED COMPENSATION EXPENSES	12 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 18 - SHARE BASED COMPENSATION EXPENSES

On September 20, 2007, the Company adopted the “2006 Stock Plan” (the “Plan”) which allows the Company to offer a variety of incentive awards to employees, officers, directors and consultants. Options to purchase 3,000,000 ordinary shares are authorized under the Plan. The Company issues new shares to employees, officers, directors and consultants upon share option exercise or share unit conversion.

Share options

On February 1, 2008 and June 2, 2008, options to purchase 186,000 and 60,000 ordinary shares were granted to directors of the Company under the terms of the Plan. 186,000 and 60,000 options were granted with exercise prices of $7.90 and $5.85 per share respectively, of which 231,000 options had an expiry period of five years from the date of grant and vested over a period of three years, and 15,000 options had an expiry period of one year from the date of grant with immediate vesting. The 15,000 options were not exercised and have expired.

On January 20, 2009, options to purchase 450,000 ordinary shares were granted to one employee under the terms of the Plan. They were granted with an exercise price of $2.24 per share, with an expiry period of 10 years from the date of grant and vest over a period of 3 years.

A summary of the share option activity under the Plan for the year ended June 30, 2012 is as follows:

Share Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at June 30, 2011	438,000	$3.74	5.75	$2,444,040

Exercised	(300,000)	2.24	7.08	1,860,782
Outstanding at June 30, 2012	138,000	$7.01	0.73	$208,380
Vested and expected to vest at June 30, 2012	138,000	$7.01	0.73	$208,380
Exercisable at June 30, 2012	138,000	$7.01	0.73	$208,380

The total intrinsic value of share options exercised during the years ended June 30, 2010, 2011 and 2012 was nil, $2,640,820 and $1,860,782, respectively.

The Company recorded share based compensation expense relating to share options of $524,076, $456,628, and $202,125, which is included in general and administrative expenses, for the years ended June 30, 2010, 2011 and 2012, respectively. As of June 30, 2012, there is no unrecognized share based compensation expense to be recognized for the above share options.

Performance options

On February 20, 2012, performance share options to purchase 1,476,000 ordinary shares were granted under the terms of the Plan. They were granted with an exercise price of $9.29 per share, had an expiry period of five years from the date of grant, and would vest subject to the service and performance conditions shown below:

•	For 60,000 options, if the Company’s Price/Earnings Ratio (“P/E”) achieves 15 times or above for any five consecutive days after the grant date, and at least one new analyst from any well-known sell side bank issues a favorable report of the Company each year in the three years after the grant date, 30,000 options will vest; if the Company’s P/E achieves 18 times or above for any five consecutive days after the grant date, and at least two new analyst from any well-known sell side bank issues a favorable report of the Company each year in the three years after the grant date, 60,000 options will vest. The 60,000 options will cliff vest on the 36 month anniversary of the grant date, and will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that it is not probable that the performance conditions of this award can be met and thus the related grant is not expected to vest.

•	For 1,416,000 options, if the compound average growth rate of the Company’s Non-GAAP diluted earnings per share from the year ended June 30, 2011 to the year ended June 30, 2014 (the “EPS threshold”) equals or exceeds 15%, but less than 20%, 944,000 options will vest; if the EPS threshold equals or exceeds 20%, but less than 25%, additional 236,000 options will vest; if the EPS threshold equals or exceeds 25%, additional 236,000 options will vest. Of the total 1,416,000 options, 283,200, 283,200 and 849,600 options will vest on the 24 month, 36 month, and 48 month anniversary of the grant date respectively. The Non-GAAP diluted earnings per share is defined as diluted net income per share adjusted to exclude amortization of discount and interest on notes payable related to the bridge loan and share based compensation costs. The options will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that 236,000 options related to the EPS threshold at or above 25%.

A summary of the performance share option activity under the Plan for the year ended June 30, 2012 is as follows:

Performance options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at June 30, 2011	-	$-	-	$-

Granted	1,476,000	9.29	5	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at June 30, 2012	1,476,000	$9.29	4.64	$-
Vested and expected to vest at June 30, 2012	1,180,000	$9.29	4.64	$-
Exercisable at June 30, 2012	-	$-	-	$-

The weighted average grant-date fair value of performance share options was nil, nil and $9.15 for the years ended June 30, 2010, 2011 and 2012, respectively. There were no performance share options exercised during the year ended June 30, 2012. No options have been vested as at June 30, 2012.

The Company recorded share based compensation expense relating to performance share options of nil, nil, and $654,318, which is included in general and administrative expenses, for the years ended June 30, 2010, 2011 and 2012, respectively. As of June 30, 2012, total unrecognized share based compensation expense of $4,525,881 related to performance share options is expected to be recognized over a weighted average vesting period of 2.92 years.

The fair value of each performance share option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model. The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

Year Ended June 30,
2012

Risk-free rate of return	0.71%
Expected life (in years)	4.17
Weighted average expected volatility	62.64%
Expected dividends	-

Weighted average risk-free rate of return for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Expected option life is estimated based on historical options exercise pattern in accordance with ASC Topic 718 Share-based Compensation. Expected volatility is estimated based on historical volatility of the Company’s stock. Dividend yield is estimated by the Company at zero for the expected option life.

Restricted shares

During the year ended June 30, 2011, the Company granted 67,500 restricted ordinary shares to certain directors under the Plan, of which 15,000 shares were granted on January 1, 2011, 22,500 shares were granted on February 1, 2011, and the remaining 30,000 were granted on June 2, 2011. These restricted shares vest over a three year period starting from the grant date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.

A summary of the restricted share activity for the year ended June 30, 2012 is as follows:

	Number of restricted shares	Weighted average grant date fair value

Nonvested at June 30, 2011	61,041	$12.34

Vested	20,416	12.52
Nonvested at June 30, 2012	40,625	$12.25

The total fair value of restricted shares vested during the years ended June 30, 2010, 2011 and 2012 were nil, $95,335, and $255,621, respectively. The aggregate intrinsic value of all the outstanding restricted shares as of June 30, 2012 was $629,100. The Company recorded restricted share compensation expense of nil, $95,338 and $282,924, included in general and administrative expenses, for the year ended June 30, 2010, 2011 and 2012, respectively. As of June 30, 2012, total unrecognized compensation expense of $470,515 related to the restricted shares is expected to be recognized over a weighted-average vesting period of 1.74 years.

Incentive shares

The Company granted 1,510,181 Incentive Shares to the two selling shareholders of Concord subject to a service period of two years commencing from July 1, 2011, and Concord achieving the net income performance targets of $10,000,000 and $11,500,000 for the years ended June 30, 2012 and 2013, respectively (“Targeted Net Income Thresholds”). Upon achieving the Targeted Net Income Thresholds for the years ending June 30, 2012 and 2013, 755,091 and 755,090 ordinary shares will be issued, respectively.

The grant date fair value of the Incentive Shares was $9.06 per share based on the closing price of the Company’s ordinary shares on the grant date.

For the year ended June 30, 2012, no share based compensation expense relating to the Incentive Shares was recorded because the Company did not expect the performance conditions to be met for both years and the Targeted Net Income Threshold for the year ended June 30, 2012 was not met.